Earnings (Loss) Per Common Share - Antidilutive securities (Details) - Forge Nano, Inc. - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings (Loss) Per Common Share
Antidilutive securities	708,774	653,086
Warrants
Earnings (Loss) Per Common Share
Antidilutive securities	247,697	273,869
Restricted shares
Earnings (Loss) Per Common Share
Antidilutive securities	5,526	3,737
Options
Earnings (Loss) Per Common Share
Antidilutive securities	455,551	375,480